Other Expense, Net (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Other Expense, Net	For the years ended December 31, 2025 and 2024, Other expense, net consists of:

	2025	2024

Impairment of assets [a]	$615	$79
Restructuring activities [b]	118	187
Investments [c]	3	9
Impacts related to Fisker Inc. [“Fisker”] [d]	—	198
Gain on business combination [e]	—	(9)
Other expense, net	$736	$464

Summary of Restructuring Charges Related to Significant Plant
[b]	Restructuring activities
The Company recorded restructuring charges related to significant plant closures and consolidations primarily in Europe and to a lesser extent in North America and Asia Pacific.

	2025	2024

Complete Vehicles [i]	$58	$55
Power & Vision [ii]	51	104
Body Exteriors & Structures [iii]	9	28
Other expense, net	118	187
Tax effect	(4)	(28)
Net loss attributable to Magna	$114	$159

[i]	During 2025, the Company recorded $58 million [$58 million after tax] of charges related to rightsizing activities at two facilities in Europe.

[ii]
During 2025, the Company recorded $41 million [$37 million after tax] of charges related to significant rightsizing activities and plant consolidations at facilities primarily in Europe, as well as $10 million [$10 million after tax] of equity losses related to the Company’s share of restructuring activities at an equity method investee.

[iii]	During 2025, the Company recorded $9 million [$9 million after tax] of charges related to rightsizing activities at two facilities in Europe.

Summary of Net Losses or Gains on Investments
[c]	Investments

	2025	2024

Revaluation loss (gain) on public company warrants	$8	$(17)
Non-cash impairment charge [i]	2	13
Net revaluation (gain) loss on public and private equity investments	(4)	13
Sales of public equity investments	(3)	—
Other expense, net	3	9
Tax effect	1	3
Net loss attributable to Magna	$4	$12

[i]	The non-cash impairment charge relates to the impairment of a private equity investment.

Summary of Impacts Related to Fisker

	2025	2024

Impairment and supplier related settlements	$—	$330
Impairment of Fisker warrants	—	33
Additional restructuring related to Complete Vehicles	—	31
Recognition of deferred revenue	—	(196)
Other expense, net	—	198
Tax effect	—	(37)
Net loss attributable to Magna	$—	$161